UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d)
of the Securities Exchange Act of 1934
For the monthly reporting period from June 1, 2006 to June 30, 2006
Commission File Number of issuing entity: 333-132417-01
WACHOVIA AUTO OWNER TRUST 2006-A
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-132417
POOLED AUTO SECURITIES SHELF LLC
(Exact name of depositor as specified in its charter)
WACHOVIA BANK, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of issuing entity)
c/o Wilmington Trust Company, as Owner Trustee
1100 North Market Street
Wilmington, Delaware 19890-1605
Attn: Corporate Trust Administration
(Address of principal executive offices of the issuing entity)
(302) 636-6000
(Telephone number, including area code)
20-3319853
(I.R.S. Employer Identification No.)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑   No ☐

PART I — DISTRIBUTION INFORMATION
ITEM 1 — Distribution and Pool Performance Information
Response to Item 1 is set forth in Exhibit 99.1
PART II — OTHER INFORMATION
ITEM 9 — Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D: Exhibit 99.1 Monthly Statement to Securityholders
(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated: July 27, 2006

Wachovia Auto Owner Trust 2006-A (Issuing Entity)

By: Wachovia Bank, National Association (Servicer)

By:	/s/ John M. Gordon Name: John M. Gordon Title: Vice President

EXHIBIT INDEX

Exhibit No.	Description
99.1	Monthly Statement to Securityholders

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